Other Comprehensive Income (Loss) (Schedule Of Components Of Other Comprehensive Income (Loss) Attributable To Kubota Corporation And Noncontrolling Interests) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Other Comprehensive Income (Loss) [Abstract]
Foreign currency translation adjustments, Kubota Corporation	¥ (10,743)	¥ (23,294)	¥ 6,408
Unrealized gains (losses) on securities, Kubota Corporation	3,190	(5,128)	11,728
Unrealized gains (losses) on derivatives, Kubota Corporation	531	805	570
Pension liability adjustments, Kubota Corporation	(8,095)	(3,093)	9,723
Other comprehensive income (loss), Kubota Corporation	(15,117)	(30,710)	28,429
Foreign currency translation adjustments, Non-controlling Interests	(2,616)	(3,088)	1,842
Unrealized gains (losses) on securities, Non-controlling Interests	30	3	33
Unrealized gains (losses) on derivatives, Non-controlling Interests	7	(1)	(14)
Pension liability adjustments, Non-controlling Interests	(266)	13	85
Other comprehensive income (loss), Non-controlling Interests	(2,845)	(3,073)	1,946
Foreign currency translation adjustments, Total	(13,359)	(26,382)	8,250
Unrealized gains (losses) on securities, Total	3,220	(5,125)	11,761
Unrealized gains (losses) on derivatives, Total	538	804	556
Pension liability adjustments, Total	(8,361)	(3,080)	9,808
Total other comprehensive income (loss)	¥ (17,962)	¥ (33,783)	¥ 30,375